Investments in joint ventures (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Accumulated losses of joint ventures	$ 61,752	$ 59,630